Selected accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of notes and other explanatory information [Abstract]
Disclosure of useful lives for property, plant and equipment
The following table shows the respective useful lives for property, plant and equipment:

Useful life
Buildings and improvements	10 to 40 years
Machinery and other equipment
Machinery and equipment	5 to 20 years
Furniture and vehicles	5 to 10 years
Computer hardware	3 to 7 years
The following table summarizes the movements of property, plant & equipment in 2020:

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2020	33	1,628	755	2,906	5,322
Additions(1)	2	7	479	74	562
Disposals and derecognitions(2)	—	(7)	(10)	(105)	(122)
Reclassifications for assets placed in service	—	215	(705)	490	—
Other reclassifications	—	11	—	(11)	—
Currency translation effects	—	30	54	71	155
December 31, 2020	35	1,884	573	3,425	5,917

Accumulated depreciation
January 1, 2020	—	(618)	(8)	(1,583)	(2,209)
Depreciation charge	—	(80)	—	(213)	(293)
Impairment charge	—	—	—	(6)	(6)
Disposals and derecognitions(2)	—	4	—	70	74
Other reclassifications	—	(7)	—	7	—
Currency translation effects	—	(15)	—	(43)	(58)
December 31, 2020	—	(716)	(8)	(1,768)	(2,492)
Net book value at December 31, 2020	35	1,168	565	1,657	3,425
(1)Includes $83 million in non-cash additions.
(2)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.
As of December 31, 2020, commitments for purchases of property, plant & equipment were $136 million. There were no capitalized borrowing costs.
The following table summarizes the movements of property, plant and equipment in 2019:

($ millions)	Land	Buildings & improvements	Construction in progress	Machinery & other equipment	Total

Cost
January 1, 2019	60	1,527	657	2,646	4,890
Additions(1)	—	11	514	82	607
Impact of business combinations	—	—	—	1	1
Disposals and derecognitions(2)	—	(17)	(1)	(161)	(179)
Transfers with former parent	—	4	2	29	35
Reclassifications for assets placed in service	—	104	(417)	313	—
Other reclassifications	(27)	—	—	—	(27)
Currency translation effects	—	(1)	—	(4)	(5)
December 31, 2019	33	1,628	755	2,906	5,322

Accumulated depreciation
January 1, 2019	(7)	(558)	(7)	(1,518)	(2,090)
Depreciation charge	—	(73)	—	(194)	(267)
Impairment charge	—	—	(1)	(7)	(8)
Disposals and derecognitions(2)	—	14	—	151	165
Transfers with former parent	—	(2)	—	(15)	(17)
Other reclassifications	7	—	—	—	7
Currency translation effects	—	1	—	—	1
December 31, 2019	—	(618)	(8)	(1,583)	(2,209)
Net book value at December 31, 2019	33	1,010	747	1,323	3,113
(1)Includes $56 million in non-cash additions.
(2)Derecognition of assets that are no longer used and are not considered to have a significant disposal value or other alternative use.

As of December 31, 2019, commitments for purchases of property, plant & equipment were $212 million. There were no capitalized borrowing costs.

Disclosure of useful lives for intangible assets and location in combined income statement
The following table shows the respective useful lives for available-for-use intangible assets and the location in the consolidated income statement in which the respective amortization and any potential impairment charge is recognized:

	Useful life	Income statement location for amortization and impairment charges
Currently marketed products	5 to 20 years	"Cost of net sales"
Marketing know-how	25 years	"Cost of net sales"
Technologies	10 to 20 years	"Cost of net sales" or "Research and Development"
Other (including software)	3 to 10 years	In the respective functional expense
Alcon brand name	Not amortized, indefinite useful life	"Other expense"